Non-controlling interests - Schedule of financial information on the subsidiaries with significant non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interests
Total assets	€ 1,867,515	€ 1,837,081	€ 1,797,062
Total liabilities	1,754,767	1,729,754	1,692,821
Total profit	15,500	€ 13,744	€ 12,183
Santander Bank Polska S.A.
Non-controlling interests
Total assets	78,186
Total liabilities	70,380
Net assets	7,806
Total income	3,724
Total profit	1,528
Banco Santander (Brasil) S.A.
Non-controlling interests
Total assets	209,453
Total liabilities	193,380
Net assets	16,073
Total income	12,602
Total profit	2,388
Banco Santander - Chile
Non-controlling interests
Total assets	68,205
Total liabilities	62,604
Net assets	5,601
Total income	2,714
Total profit	1,043
Grupo PSA
Non-controlling interests
Total assets	47,826
Total liabilities	43,717
Net assets	4,109
Total income	1,305
Total profit	€ 460